Interests in Other Entities - Interest in Unconsolidated Structured Entities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Total for all joint ventures | Investment funds
Disclosure of unconsolidated structured entities [line items]
Carrying amount	$ 88	$ 99
Debt securities | Securitization entities - third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	14,197	12,406
Maximum exposure to loss	14,197	12,406
Cash, cash equivalents and short-term securities | Securitization entities - third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	991	1,048
Maximum exposure to loss	991	1,048
Equity securities | Investment funds - third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	11,080	8,494
Maximum exposure to loss	11,080	8,494
Equity securities, Other financial invested assets, and Other non-financial invested assets | Investment funds – company managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	4,229	4,119
Maximum exposure to loss	4,229	4,119
Other financial invested assets and Other non-financial invested assets | Limited partnerships - third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	3,396	3,292
Maximum exposure to loss	$ 3,396	$ 3,292